UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

(Class A, Class B and Class C Shares)

Supplement dated February 21, 2013

to the Prospectus dated December 28, 2012 as supplemented

Changes to Expense Limitation Agreement. Beginning on March 1, 2013, the Undiscovered Managers Behavioral Value Fund’s (the “Fund”) adviser, administrator, and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse additional expenses on Class A, Class B and Class C Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

Effective March 1, 2013, the tables below replace the corresponding tables on page 1 of the Class A, Class B, Class C Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	1.05%	1.05%	1.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Other Expenses	0.83	0.88	0.86
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.58	0.63	0.61
Acquired Fund Fees and Expenses	0.02	0.02	0.02

Total Annual Fund Operating Expenses	2.15	2.70	2.68
Fee Waivers and Expense Reimbursements[1]	(0.83)	(0.88)	(0.86)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.32	1.82	1.82

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 1/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	652	1,087	1,547	2,815
CLASS B SHARES ($)	685	1,055	1,552	2,834
CLASS C SHARES ($)	285	751	1,343	2,949

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	652	1,087	1,547	2,815
CLASS B SHARES ($)	185	755	1,352	2,834
CLASS C SHARES ($)	185	751	1,343	2,949

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE

SUP-UMBVABC-213

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

(Institutional Class Shares)

Supplement dated February 21, 2013

to the Prospectus dated December 28, 2012 as supplemented

Changes to Expense Limitation Agreement. Beginning on March 1, 2013, the Undiscovered Managers Behavioral Value Fund’s (the “Fund”) adviser, administrator, and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse additional expenses on Institutional Class Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

Effective March 1, 2013, the tables below replace the corresponding tables on page 1 of the Institutional Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment in Institutional Class Shares)
Institutional Class
Management Fees	1.05%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.71
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.61
Acquired Fund Fees and Expenses	0.02

Total Annual Fund Operating Expenses	1.78
Fee Waivers and Expense Reimbursements[1]	(0.86)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.92

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of its average daily net assets. This contract cannot be terminated prior to 1/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	94	476	884	2,024

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-UMBVI-213

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

(All Share Classes)

Supplement dated February 21, 2013 to the

Statement of Additional Information dated December 28, 2012 as supplemented

Changes to Expense Limitation Agreement. Effective March 1, 2013, the section “Expenses” in the Undiscovered Managers Funds’ Statement of Additional Information is hereby replaced with the corresponding section below.

The Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

As described in the Prospectuses, JPMIM, JPMDS and JPMFM have contractually agreed that they will waive fees and/or reimburse expenses for each Fund to the extent Total Annual Fund Operating Expenses of the Institutional Class, Class A, Class B, Class C and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the following annual percentage rates of their respective average daily net assets:

Fund	Institutional Class	Class A	Class B	Class C	Class R5
Behavioral Value Fund	0.90%	1.30%	1.80%	1.80%	N/A	*
Realty Income Fund	0.78%	1.18%	1.68%	1.68%	0.73%

*	The Fund does not currently offer such class.

The agreement for the Realty Income Fund has a term ending December 31, 2013 and the agreement for the Behavioral Value Fund has a term ending December 31, 2014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-UM-213